Earnings (loss) Per Share - Schedule of Weighted Average Number of Ordinary Shares (Details) - Number of Australia Shares [Member] - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Weighted Average Number of Ordinary Shares [Line Items]
Weighted average number of ordinary shares used in calculating basic earnings (loss) per share	1,670,912,794	1,328,152,166	664,158,704
Weighted average number of ordinary shares used in calculating diluted earnings (loss) per share	1,670,912,794	1,328,152,166	664,158,704